Employee benefits – 401(k) - Additonal Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 02, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan ,Percentage of Deferred Employee Compensation	1.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 3.0	$ 3.6	$ 2.7
Cost of Sales [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		1.8	2.2	1.5
Selling, General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 1.2	$ 1.4	$ 1.2
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan ,Percentage of Deferred Employee Compensation	1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan ,Percentage of Deferred Employee Compensation	6.00%